UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22606

Name of Fund: BlackRock Utility and Infrastructure Trust (BUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 2.5%
Sydney Airport	594,100	$1,967,710
Transurban Group	1,055,100	6,715,234

		8,682,944

Brazil – 13.5%
CCR SA	1,143,000	11,795,340
Cia de Saneamento Basico do Estado de Sao Paulo	141,900	6,391,860
Cia de Saneamento de Minas Gerais - COPASA	331,100	8,057,401
Cia Energetica de Minas Gerais - ADR	371,500	4,079,070
EDP - Energias do Brasil SA	657,900	4,027,319
Santos Brasil Participacoes SA	110,200	1,770,859
Tractebel Energia SA	603,300	10,721,765

		46,843,614

Canada – 5.5%
BCE, Inc. (a)	113,100	5,023,902
Pembina Pipeline Corp. (a)	83,700	2,428,592
Rogers Communications, Inc., Class B (a)	68,200	3,169,310
Shaw Communications, Inc., Class B (a)	145,200	3,397,802
TransCanada Corp. (a)	104,400	4,941,572

		18,961,178

France – 1.6%
Aeroports de Paris	27,200	2,241,957
Vinci SA	65,200	3,318,896

		5,560,853

Germany – 0.7%
E.ON SE	40,200	699,003
Fraport AG Frankfurt Airport Services Worldwide	30,000	1,818,327

		2,517,330

Hong Kong – 3.8%
China Merchants Holdings International Co. Ltd.	1,243,000	4,405,713
Guangdong Investments Ltd.	4,500,000	3,735,680
Power Assets Holdings Ltd.	590,900	5,119,977

		13,261,370

Italy – 5.0%
Atlantia SpA	373,570	6,898,124
Enel Green Power SpA	790,000	1,628,939
Enel SpA	604,300	2,634,835
Gemina SpA (b)	1,665,530	2,868,817
Snam SpA	670,300	3,389,316

		17,420,031

Norway – 1.6%
Telenor ASA	243,900	5,373,242

Spain – 1.3%
Abertis Infraestructuras SA	255,900	4,381,313

Common Stocks	Shares	Value

United Kingdom – 6.0%
BT Group Plc	1,949,900	$7,691,816
National Grid Plc	944,600	10,342,984
Severn Trent Plc	24,500	630,175
Vodafone Group Plc - ADR	84,400	2,305,808

		20,970,783

United States – 55.7%
Access Midstream Partners LP (a)	87,576	3,194,772
American Electric Power Co., Inc. (a)	58,000	2,626,820
American Tower Corp. - REIT (a)	150,200	11,437,730
American Water Works Co., Inc.	176,900	6,771,732
Aqua America, Inc.	299,200	8,147,216
AT&T Inc. (a)	170,500	5,931,695
CenturyLink, Inc. (a)	158,700	6,419,415
CMS Energy Corp.	268,800	6,908,160
Consolidated Edison, Inc. (a)	75,300	4,283,064
Crown Castle International Corp. (a)(b)	23,000	1,621,960
DCP Midstream Partners LP	29,708	1,340,128
Delek Logistics Partners LP (b)	39,400	1,020,066
Dominion Resources, Inc.	89,700	4,853,667
Duke Energy Corp. (a)	70,368	4,837,096
Edison International	144,900	6,982,731
Enbridge Energy Partners LP (a)	29,584	886,928
Energy Transfer Partners LP	28,496	1,339,027
Entergy Corp. (a)	39,600	2,558,160
Enterprise Products Partners LP	30,077	1,704,464
Exelon Corp. (a)	69,300	2,178,792
FirstEnergy Corp.	106,400	4,308,136
Frontier Communications Corp. (a)	793,400	3,625,838
Genesis Energy LP	38,569	1,553,945
Hi-Crush Partners LP (a)	83,661	1,414,708
ITC Holdings Corp.	47,800	3,871,800
Kinder Morgan Energy Partners LP (a)	6,942	617,144
MarkWest Energy Partners LP (a)	59,371	3,278,467
NextEra Energy, Inc. (a)	120,400	8,674,820
Northeast Utilities	72,300	2,944,779
NorthWestern Corp.	160,100	5,922,099
NRG Energy, Inc. (a)	179,100	4,298,400
NV Energy, Inc.	195,400	3,698,922
ONEOK Partners LP	13,345	795,362
Pepco Holdings, Inc.	231,900	4,526,688
PG&E Corp.	110,400	4,707,456
Pinnacle West Capital Corp.	70,800	3,779,304
Plains All American Pipeline LP	64,292	3,388,188
PPL Corp. (a)	73,000	2,211,170
Public Service Enterprise Group, Inc.	160,201	4,995,067
SBA Communications Corp, Class A (a)(b)	23,500	1,637,010
Seadrill Partners LLC	39,600	1,146,420
Sempra Energy	75,000	5,628,750
The Southern Co.	80,500	3,560,515

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	GBP	British Pound
	AUD	Australian Dollar	HKD	Hong Kong Dollar
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	EUR	Euro	USD	US Dollar

JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (concluded)
Verizon Communications, Inc. (a)	233,400	$10,178,574
Westar Energy, Inc.	89,200	2,682,244
Western Gas Partners LP	24,314	1,278,187
Williams Partners LP	27,890	1,415,139
Wisconsin Energy Corp.	113,600	4,479,248
Xcel Energy, Inc.	134,000	3,722,520
Xylem, Inc. (a)	151,600	4,234,188

		193,618,711

Total Long-Term Investments
(Cost – $ 302,994,658) – 97.2%		337,591,369

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	14,812,194	14,812,194

Total Short-Term Securities
(Cost – $ 14,812,194) – 4.3%		14,812,194

Total Investments Before Options Written
(Cost – $ 317,806,852*) – 101.5%		352,403,563

Options Written	Value

(Premiums Received – $2,219,484) – (0.9)%	$(3,023,977)

Total Investments Net of Options Written – 100.6%	349,379,586
Liabilities in Excess of Other Assets – (0.6)%	(2,014,700)

Net Assets – 100.0%	$347,364,886

Notes to Schedule of Investments

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$319,503,832

Gross unrealized appreciation	$37,182,652
Gross unrealized depreciation	(4,282,921)

Net unrealized appreciation	$32,899,731

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at January 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,229,592	7,582,602	14,812,194	$3,116	$214

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 1,060,405	EUR	786,004	Deutsche Bank Securities Corp.	2/01/13	$(6,825)
EUR 363,000	USD	492,083	BNP Paribas SA	2/04/13	806
EUR 416,000	USD	563,541	Citigroup Global Markets, Inc.	2/04/13	1,312
HKD 116,000	USD	14,955	Barclays Capital, Inc.	2/04/13	3

Total					$(4,704)

2	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

—	Exchange-Traded options written as of January 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

BCE, Inc.	Call	USD	42.50	2/04/13	80	$(15,360)
Consolidated Edison, Inc.	Call	USD	56.90	2/16/13	249	(11,210)
Access Midstream Partners LP	Call	USD	35	2/18/13	100	(14,500)
American Electric Power Co., Inc.	Call	USD	44	2/18/13	210	(27,300)
American Tower Corp. - REIT	Call	USD	77.50	2/18/13	500	(20,000)
Duke Energy Corp.	Call	USD	67.50	2/18/13	250	(35,000)
Enbridge Energy Partners LP	Call	USD	30	2/18/13	100	(1,750)
MarkWest Energy Partners LP	Call	USD	52.50	2/18/13	50	(13,750)
NRG Energy, Inc.	Call	USD	24	2/18/13	50	(2,375)
Shaw Communications, Inc., Class B	Call	CAD	23	2/18/13	480	(25,025)
SBA Communications Corp, Class A	Call	USD	73	3/04/13	5	(136)
Crown Castle International Corp.	Call	USD	74	3/08/13	75	(2,284)
American Tower Corp. - REIT	Call	USD	80	3/18/13	75	(3,563)
AT&T Inc.	Call	USD	35	3/18/13	292	(17,520)
CenturyLink, Inc.	Call	USD	41	3/18/13	300	(11,250)
Entergy Corp.	Call	USD	65	3/18/13	70	(5,250)
Frontier Communications Corp.	Call	USD	4.50	3/18/13	1,400	(24,500)
Kinder Morgan Energy Partners LP	Call	USD	90	3/18/13	23	(2,380)
MarkWest Energy Partners LP	Call	USD	55	3/18/13	115	(10,925)
NRG Energy, Inc.	Call	USD	24	3/18/13	232	(19,720)
Pembina Pipeline Corp.	Call	CAD	29.50	3/18/13	300	(5,113)
Rogers Communications, Inc., Class B	Call	CAD	47	3/18/13	240	(17,686)
TransCanada Corp.	Call	CAD	48.50	3/18/13	344	(16,038)
Verizon Communications, Inc.	Call	USD	43	3/18/13	700	(87,150)
Verizon Communications, Inc.	Call	USD	45	3/18/13	77	(2,233)
NextEra Energy, Inc.	Call	USD	71.95	3/25/13	200	(26,273)
AT&T Inc.	Call	USD	35	4/22/13	125	(9,375)
Exelon Corp.	Call	USD	31	4/22/13	120	(12,600)
Hi-Crush Partners LP	Call	USD	20	4/22/13	17	(935)
PPL Corp.	Call	USD	29	4/22/13	150	(20,625)
Verizon Communications, Inc.	Call	USD	45	4/22/13	75	(3,825)
Xylem, Inc.	Call	USD	30	4/22/13	50	(3,500)

Total						$(469,151)

—	Over-the-counter options written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/04/13	13,500	$(9,585)
Edison International	Goldman Sachs & Co.	Call	USD	44.75	2/04/13	9,000	(30,960)
NextEra Energy, Inc.	Morgan Stanley & Co., Inc.	Call	USD	68.26	2/04/13	19,500	(73,905)
Xcel Energy, Inc.	JPMorgan Chase Securities	Call	USD	27.39	2/05/13	45,000	(19,051)
NorthWestern Corp.	Morgan Stanley & Co., Inc.	Call	USD	35.15	2/06/13	26,800	(49,312)
CCR SA	UBS Securities LLC	Call	BRL	18.71	2/07/13	95,000	(87,866)
Cia de Saneamento de Minas Gerais - COPASA	UBS Securities LLC	Call	BRL	44.83	2/07/13	37,900	(69,511)
Santos Brasil Participacoes SA	UBS Securities LLC	Call	BRL	30.90	2/07/13	12,100	(8,126)
Sempra Energy	Morgan Stanley & Co., Inc.	Call	USD	72.66	2/07/13	24,500	(58,555)
Tractebel Energia SA	UBS Securities LLC	Call	BRL	34.41	2/07/13	62,500	(35,875)
Genesis Energy LP	Citigroup Global Markets, Inc.	Call	USD	36.44	2/08/13	11,000	(42,361)
Public Service Enterprise Group, Inc.	Credit Suisse First Boston	Call	USD	30.61	2/08/13	47,000	(26,644)

JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

—	Over-the-counter options written as of January 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

AT&T Inc.	Morgan Stanley & Co., Inc.	Call	USD	34.08	2/11/13	13,500	$(10,962)
Vodafone Group Plc - ADR	Morgan Stanley & Co., Inc.	Call	USD	26.24	2/11/13	14,000	(15,120)
Abertis Infraestructuras SA	Morgan Stanley & Co., Inc.	Call	EUR	12.68	2/12/13	85,000	(21,186)
Aeroports de Paris	Morgan Stanley & Co. Inc.	Call	EUR	63.06	2/12/13	9,000	(2,763)
Fraport AG Frankfurt Airport Services Worldwide	Deutsche Bank Securities Corp.	Call	EUR	44.92	2/12/13	9,900	(5,506)
Cia de Saneamento de Minas Gerais - COPASA	Credit Suisse First Boston	Call	BRL	43.81	2/13/13	35,700	(84,064)
EDP - Energias do Brasil SA	Credit Suisse First Boston	Call	BRL	12.76	2/13/13	87,100	(3,535)
Santos Brasil Participacoes SA	UBS Securities LLC	Call	BRL	30.90	2/21/13	12,100	(10,628)
Dominion Resources, Inc.	Credit Suisse First Boston	Call	USD	54.21	2/22/13	15,000	(7,787)
Xylem, Inc.	Credit Suisse First Boston	Call	USD	27.76	2/22/13	40,000	(27,130)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.22	2/25/13	31,000	(48,783)
BCE, Inc.	Citigroup Global Markets, Inc.	Call	USD	43.07	2/25/13	19,500	(26,403)
BCE, Inc.	Deutsche Bank Securities Corp.	Call	USD	44.25	2/25/13	10,000	(4,636)
CenturyLink, Inc.	Citigroup Global Markets, Inc.	Call	USD	39.94	2/25/13	28,800	(23,972)
DCP Midstream Partners LP	JPMorgan Chase Securities	Call	USD	43.77	2/25/13	10,000	(13,715)
Delek Logistics Partners LP	JPMorgan Chase Securities	Call	USD	24.11	2/25/13	13,500	(23,990)
ITC Holdings Corp.	Goldman Sachs & Co.	Call	USD	79	2/25/13	16,000	(44,263)
MarkWest Energy Partners LP	Deutsche Bank Securities Corp.	Call	USD	53.15	2/25/13	3,000	(6,434)
Public Service Enterprise Group, Inc.	Deutsche Bank Securities Corp.	Call	USD	30.11	2/25/13	6,000	(6,432)
Sempra Energy	Goldman Sachs & Co.	Call	USD	72.18	2/25/13	3,000	(8,610)
Wisconsin Energy Corp.	JPMorgan Chase Securities	Call	USD	37.50	2/25/13	39,700	(76,621)
Santos Brasil Participacoes SA	UBS Securities LLC	Call	BRL	30.90	2/27/13	12,100	(11,474)
Frontier Communications Corp.	Credit Suisse First Boston	Call	USD	4.51	2/28/13	141,000	(17,393)
Pepco Holdings, Inc.	JPMorgan Chase Securities	Call	USD	19.25	2/28/13	76,600	(30,609)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.82	3/01/13	19,600	(6,665)
Northeast Utilities	Morgan Stanley & Co., Inc.	Call	USD	39.39	3/01/13	6,000	(8,516)
Aqua America, Inc.	JPMorgan Chase Securities	Call	USD	26.48	3/04/13	31,000	(43,490)
China Merchants Holdings International Co. Ltd.	JPMorgan Chase Securities	Call	HKD	26.54	3/04/13	206,000	(37,990)
Edison International	Credit Suisse First Boston	Call	USD	46.97	3/04/13	21,000	(29,317)
Guangdong Investments Ltd.	JPMorgan Chase Securities	Call	HKD	6.25	3/04/13	1,484,000	(48,395)
NV Energy, Inc.	JPMorgan Chase Securities	Call	USD	19.03	3/04/13	34,000	(8,477)
Pinnacle West Capital Corp.	Citigroup Global Markets, Inc.	Call	USD	53.67	3/04/13	21,400	(8,689)
Pinnacle West Capital Corp.	JPMorgan Chase Securities	Call	USD	53.13	3/04/13	2,000	(1,328)
CCR SA	Credit Suisse First Boston	Call	BRL	19.90	3/05/13	192,600	(84,623)
Energy Transfer Partners LP	UBS Securities LLC	Call	USD	46.34	3/05/13	9,500	(9,604)
Plains All American Pipeline LP	Morgan Stanley & Co., Inc.	Call	USD	51.97	3/05/13	21,200	(24,216)
SBA Communications Corp, Class A	Morgan Stanley & Co., Inc.	Call	USD	71	3/05/13	7,700	(7,037)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/06/13	10,000	(5,068)
Atlantia SpA	Morgan Stanley & Co., Inc.	Call	EUR	13.60	3/06/13	123,300	(53,580)
BT Group Plc	Morgan Stanley & Co., Inc.	Call	GBP	2.49	3/06/13	645,000	(76,975)
Enel SpA	Deutsche Bank Securities Corp.	Call	EUR	3.25	3/06/13	199,500	(18,048)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	6.94	3/06/13	157,400	(17,329)
Severn Trent Plc	Citigroup Global Markets, Inc.	Call	GBP	16.02	3/06/13	8,100	(5,539)
Snam SpA	Deutsche Bank Securities Corp.	Call	EUR	3.80	3/06/13	221,200	(8,336)
Vinci SA	Morgan Stanley & Co., Inc.	Call	EUR	37.32	3/06/13	21,600	(26,655)
PG&E Corp.	Deutsche Bank Securities Corp.	Call	USD	40.91	3/07/13	36,600	(66,971)

4	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

—	Over-the-counter options written as of January 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Aqua America, Inc.	Citigroup Global Markets, Inc.	Call	USD	27.23	3/08/13	37,000	$(39,352)
Dominion Resources, Inc.	Morgan Stanley & Co., Inc.	Call	USD	52.86	3/08/13	14,600	(23,382)
Western Gas Partners LP	Deutsche Bank Securities Corp.	Call	USD	49.75	3/08/13	8,000	(24,941)
Access Midstream Partners LP	Morgan Stanley & Co., Inc.	Call	USD	36.50	3/11/13	21,500	(25,197)
American Water Works Co., Inc.	Morgan Stanley & Co., Inc.	Call	USD	38.49	3/11/13	10,000	(5,463)
Edison International	Credit Suisse First Boston	Call	USD	46.97	3/11/13	21,000	(29,085)
Firstenergy Corp.	Credit Suisse First Boston	Call	USD	39.89	3/11/13	35,500	(31,921)
NV Energy, Inc.	JPMorgan Chase Securities	Call	USD	19.12	3/11/13	34,000	(8,132)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.11	3/11/13	5,000	(6,300)
Vodafone Group Plc - ADR	Citigroup Global Markets, Inc.	Call	USD	26.72	3/11/13	8,800	(8,592)
National Grid Plc	Deutsche Bank Securities Corp.	Call	GBP	6.99	3/12/13	157,400	(13,970)
PPL Corp.	UBS Securities LLC	Call	USD	29.41	3/12/13	5,000	(4,726)
Telenor ASA	Citigroup Global Markets, Inc.	Call	NOK	120.75	3/12/13	80,500	(43,231)
CCR SA	Citigroup Global Markets, Inc.	Call	BRL	20.47	3/13/13	89,600	(26,170)
Xylem, Inc.	Citigroup Global Markets, Inc.	Call	USD	27.91	3/13/13	10,000	(8,146)
Enel Green Power SpA	Deutsche Bank Securities Corp.	Call	EUR	1.54	3/20/13	277,000	(19,410)
Gemina SpA	Citigroup Global Markets, Inc.	Call	EUR	1.30	3/20/13	580,000	(79,008)
Cia de Saneamento Basico do Estado de Sao Paulo	UBS Securities LLC	Call	BRL	92.13	3/21/13	46,800	(67,043)
Cia de Saneamento de Minas Gerais - COPASA	Citigroup Global Markets, Inc.	Call	BRL	47.84	3/21/13	35,700	(42,508)
EDP - Energias do Brasil SA	UBS Securities LLC	Call	BRL	12.66	3/21/13	87,100	(14,679)
Tractebel Energia SA	Citigroup Global Markets, Inc.	Call	BRL	36.75	3/21/13	97,500	(40,010)
Northeast Utilities	Credit Suisse First Boston	Call	USD	39.16	3/22/13	18,000	(32,446)
NRG Energy, Inc.	JPMorgan Chase Securities	Call	USD	24.47	3/25/13	31,000	(19,730)
American Water Works Co., Inc.	Deutsche Bank Securities Corp.	Call	USD	38.18	3/27/13	18,800	(14,994)
Enterprise Products Partners LP	Citigroup Global Markets, Inc.	Call	USD	56.60	3/27/13	10,000	(8,289)
Westar Energy, Inc.	Deutsche Bank Securities Corp.	Call	USD	29.64	3/27/13	30,000	(14,437)
CMS Energy Corp.	Morgan Stanley & Co., Inc.	Call	USD	25.62	4/01/13	88,700	(46,717)
Seadrill Partners LLC	JPMorgan Chase Securities	Call	USD	28.74	4/02/13	13,500	(15,281)
Southern Co.	Jefferies & Co., Inc.	Call	USD	44.25	4/02/13	265	(16,640)
EDP - Energias do Brasil SA	JPMorgan Chase Securities	Call	BRL	12.50	4/04/13	45,000	(13,082)
ONEOK Partners LP	Morgan Stanley & Co., Inc.	Call	USD	60.55	4/04/13	4,500	(3,253)
China Merchants Holdings International Co. Ltd.	JPMorgan Chase Securities	Call	HKD	27.51	4/10/13	204,000	(28,155)
Power Assets Holdings Ltd.	JPMorgan Chase Securities	Call	HKD	67.98	4/10/13	195,000	(23,860)
Sydney Airport	Deutsche Bank Securities Corp.	Call	AUD	3.21	4/10/13	196,000	(19,499)
Transurban Group	Citigroup Global Markets, Inc.	Call	AUD	6.20	4/10/13	348,200	(39,869)
NorthWestern Corp.	JPMorgan Chase Securities	Call	USD	37.25	4/11/13	26,000	(17,446)
Williams Partners LP	UBS Securities LLC	Call	USD	50.79	4/11/13	9,200	(12,918)
Tractebel Energia SA	JPMorgan Chase Securities	Call	BRL	36.10	4/27/13	39,000	(26,329)

Total							$(2,554,826)

JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$8,682,944	–	$8,682,944
Brazil	$46,843,614	–	–	46,843,614
Canada	18,961,178	–	–	18,961,178
France	–	5,560,853	–	5,560,853
Germany	–	2,517,330	–	2,517,330
Hong Kong	–	13,261,370	–	13,261,370
Italy	3,389,316	14,030,715	–	17,420,031
Norway	–	5,373,242	–	5,373,242
Spain	–	4,381,313	–	4,381,313
United Kingdom	2,305,808	18,664,975	–	20,970,783
United States	193,618,711	–	–	193,618,711
Short-Term Securities	14,812,194	–	–	14,812,194
Total	$279,930,821	$72,472,742	–	$352,403,563

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$2,121	–	–	$2,121
Liabilities:
Equity contracts	(413,888)	$(2,610,089)	–	(3,023,977)
Foreign currency exchange contracts	(6,825)	–	–	(6,825)
Total	$(418,592)	$(2,610,089)	–	$(3,028,681)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

6	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilites are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$50,273	–	–	$50,273
Liabilities:
Bank overdraft	–	$(8,108)	–	(8,108)
Cash received as collateral for options written	–	(30,000)	–	(30,000)
Total	$50,273	$(38,108)	–	$12,165

There were no transfers between levels during the period ended January 31, 2013.

JANUARY 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date: March 26, 2013